CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 823	$ 51
Cost of revenues and ramp up of manufacturing	1,678	2,274
Impairment of production line	0	489
Gross loss	855	2,712
Operating expenses:
Research and development	2,565	3,943
Sales, Marketing and pre-production costs	1,330	1,063
General and administrative	2,948	3,640
Total operating expenses	6,843	8,646
Operating loss	7,698	11,358
Financial expenses (income), net:
Revaluation of warrants	(571)	(2,194)
Other financial expense, net	15	3,713
Total financial expenses (income), net	(556)	1,519
Net loss	7,142	12,877
Deemed dividend related to May 2015 exchange agreement	154	0
Deemed dividend related to February 2014 exchange agreement	0	279
Deemed dividend related to Series A Preferred Stock	0	2,899
Net loss attributable to holders of Common Stock	$ 7,296	$ 16,055
Net loss per share:
Basic and diluted loss per share (in dollars per share)	$ 0.21	$ 1.85
Weighted average number of Common Stock used in computing basic and diluted net loss per share (in shares)	34,159,595	8,678,953